Portfolio of Investments	June 30, 2025 (Unaudited)
Anydrus Advantage ETF

Shares		Fair Value ($)

Common Stocks — 39.7%
Communication Services — 4.4%
2,206	Alphabet, Inc., Class A	388,764
1,850	Baidu, Inc., ADR(a)	158,656
3,191	Iridium Communications, Inc.	96,272
1,975	JOYY, Inc., ADR	100,547
4,461	KT Corp., ADR	92,700
526	Meta Platforms, Inc., Class A	388,235
184	Netflix, Inc.(a)	246,400
4,123	PT Telkom Indonesia Persero Tbk, ADR	69,844
1,117	VEON Ltd., ADR(a)	51,460
2,351	Walt Disney Co. (The)	291,547
6,658	Warner Bros Discovery, Inc.(a)	76,301
11,140	Yalla Group, Ltd., ADR(a)	75,084
		2,035,810
Consumer Discretionary — 3.7%
1,392	Alibaba Group Holding, Ltd., ADR	157,866
2,076	Amazon.com, Inc.(a)	455,453
4,139	Carnival Corp.(a)	116,389
2,219	Coupang, Inc.(a)	66,481
629	Darden Restaurants, Inc.	137,103
17,329	Jumia Technologies AG, ADR(a)	69,663
12,702	Melco Resorts & Entertainment, Ltd., ADR(a)	91,835
44	MercadoLibre, Inc.(a)	115,000
934	Modine Manufacturing Co.(a)	91,999
1,295	Tapestry, Inc.	113,714
257	Tesla, Inc.(a)	81,639
446	Ulta Beauty, Inc.(a)	208,648
		1,705,790
Consumer Staples — 1.8%
3,997	Albertsons Cos, Inc., Class A	85,975
1,964	Coca-Cola Co. (The)	138,953
955	Coca-Cola Femsa Sab de CV, ADR	92,377
970	Colgate-Palmolive Co.	88,173
1,491	Monster Beverage Corp.(a)	93,396
909	Target Corp.	89,673
1,161	US Foods Holding Corp.(a)	89,409
1,457	Walmart, Inc.	142,466
		820,422
Energy — 1.6%
802	Cheniere Energy, Inc.	195,303
434	Chevron Corp.	62,144
800	Expand Energy Corp.	93,552
2,719	Noble Corp. PLC	72,190
3,436	Occidental Petroleum Corp.	144,346
5,086	Petroleo Brasileiro SA, ADR	63,626
1,418	Tidewater, Inc.(a)	65,412
1,877	YPF SA, ADR(a)	59,032
		755,605
Financials — 5.2%
9,408	Aegon, Ltd.	68,114
924	Allstate Corp. (The)	186,011
709	American Express Co.	226,157
4,869	Barclays PLC, ADR	90,515
1,075	Capital One Financial Corp.	228,717

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 39.7% (continued)
Financials — 5.2% (continued)
559	Futu Holdings, Ltd., ADR	69,087
1,150	Intercontinental Exchange, Inc.	210,990
4,853	Invesco, Ltd.	76,532
9,798	Itau Unibanco Holding SA, ADR	66,528
1,115	JPMorgan Chase & Co.	323,249
529	Kaspi.KZ JSC, ADR	44,907
165	Mastercard, Inc., Class A	92,720
5,104	NU Holdings, Ltd., Class A(a)	70,027
668	Progressive Corp. (The)	178,262
313	Visa, Inc., Class A	111,131
2,914	Wells Fargo & Co.	233,469
5,513	XP, Inc., Class A	111,363
		2,387,779
Health Care — 4.1%
486	AbbVie, Inc.	90,211
1,346	Boston Scientific Corp.(a)	144,574
2,970	Bristol-Myers Squibb Co.	137,482
1,374	Cardinal Health, Inc.	230,832
702	Danaher Corp.	138,673
113	Eli Lilly & Co.	88,087
556	Encompass Health Corp.	68,182
1,249	Gilead Sciences, Inc.	138,476
1,277	Halozyme Therapeutics, Inc.(a)	66,430
304	HCA Healthcare, Inc.	116,462
123	McKesson Corp.	90,132
1,052	Medtronic PLC	91,703
4,192	Pfizer, Inc.	101,614
15,702	Rezolute, Inc.(a)	70,031
3,276	Royalty Pharma PLC, Class A	118,034
347	Universal Health Services, Inc., Class B	62,859
397	Veeva Systems, Inc., Class A(a)	114,328
		1,868,110
Industrials — 3.7%
841	Chart Industries, Inc.(a)	138,471
1,927	Embraer SA, ADR	109,666
1,748	Euroseas, Ltd.	78,171
229	GE Vernova, Inc.	121,175
570	General Electric Co.	146,712
525	Honeywell International, Inc.	122,262
493	Howmet Aerospace, Inc.	91,762
861	Huntington Ingalls Industries, Inc.	207,897
572	L3Harris Technologies, Inc.	143,480
650	MasTec, Inc.(a)	110,780
1,215	RELX PLC, ADR	66,023
1,149	Tecnoglass, Inc.	88,887
1,249	Textron, Inc.	100,282
1,931	Uber Technologies, Inc.(a)	180,162
		1,705,730
Information Technology — 12.7%
393	Analog Devices, Inc.	93,542
1,307	Apple, Inc.	268,158
1,256	Applied Materials, Inc.	229,936
261	ASML Holding NV	209,163
298	Autodesk, Inc.(a)	92,252
1,761	Broadcom, Inc.	485,420
4,011	Cisco Systems, Inc.	278,283

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 39.7% (continued)
Information Technology — 12.7% (continued)
2,134	Dell Technologies, Inc., Class C	261,628
3,095	D-Wave Quantum, Inc.(a)	45,311
860	Fortinet, Inc.(a)	90,919
7,020	Hexagon AB, ADR	70,270
284	KLA Corp.	254,390
8,820	Materialise NV, ADR(a)	49,833
3,669	Micron Technology, Inc.	452,204
1,153	Microsoft Corp.	573,514
269	Monolithic Power Systems, Inc.	196,741
564	Nice, Ltd., ADR(a)	95,265
3,669	NVIDIA Corp.	579,666
701	NXP Semiconductors NV	153,161
1,071	Oracle Corp.	234,153
1,336	Palo Alto Networks, Inc.(a)	273,399
24,498	Rezolve Ai PLC(a)	75,331
1,186	Seagate Technology Holdings PLC	171,175
86	ServiceNow, Inc.(a)	88,415
1,551	Silicon Motion Technology Corp., ADR	116,589
204	Snowflake, Inc., Class A(a)	45,649
1,422	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	322,069
245	VeriSign, Inc.	70,756
		5,877,192
Materials — 1.6%
3,385	Cia de Minas Buenaventura SAA, ADR	55,582
6,681	Constellium SE(a)	88,857
1,346	Crown Holdings, Inc.	138,611
295	Linde PLC	138,408
1,705	Newmont Corp.	99,333
2,976	Ternium SA, ADR	89,578
12,563	Vale SA, ADR	121,987
		732,356
Telecommunication Services — 0.1%
6,935	Turkcell Iletisim Hizmetleri AS, ADR	41,957
Utilities — 0.8%
1,981	Sempra	150,100
382	Talen Energy Corp.(a)	111,074
575	Vistra Corp.	111,441
		372,615
Total Common Stocks (Cost $16,502,592)		18,303,366

Exchange-Traded Funds — 58.9%
10,380	Even Herd Long Short ETF	232,979
40,093	Fidelity Emerging Markets Multifactor ETF	1,122,203
22,625	Flexshares Developed Markets EX-US Quality Low Volatility Index Fund ETF	706,839
13,716	Future Fund Long/Short ETF (The)	347,289
34,437	iShares 1-3 Year International Treasury Bond ETF	2,636,497
28,027	iShares Core International Aggregate Bond ETF	1,431,899
16,796	iShares Core MSCI International Developed Markets ETF	1,277,168
133,060	iShares iBonds Dec 2027 Term Treasury ETF	2,992,519
131,807	iShares iBonds Dec 2028 Term Treasury ETF	2,947,205
30,510	iShares International Select Dividend ETF	1,052,900
17,316	iShares MSCI Brazil ETF	499,567
8,196	iShares MSCI India ETF	456,353
6,753	iShares MSCI Japan ETF	506,272
12,478	iShares MSCI United Kingdom ETF	495,626
3,637	JPMorgan Realty Income ETF	173,267

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Anydrus Advantage ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 58.9% (continued)
38,217	NYLI Merger Arbitrage ETF	1,347,914
22,899	Roundhill Bitcoin Covered Call Strategy ETF	1,068,009
8,370	SPDR Bloomberg 1-3 Month T-Bill ETF	767,780
25,970	SPDR Bloomberg International Corporate Bond ETF	846,362
23,216	SPDR SSgA Multi-Asset Real Return ETF	675,353
20,958	Vanguard FTSE All-World ex-US ETF	1,408,797
44,750	Vanguard Intermediate-Term Treasury ETF	2,676,498
20,566	Vanguard Long-Term Treasury ETF	1,154,164
3,800	Virtus Reaves Utilities ETF	287,280
Total Exchange-Traded Funds (Cost $25,887,346)		27,110,740

Total Investments — 98.6% (Cost $42,389,938)		45,414,106
Other Assets in Excess of Liabilities — 1.4%		649,137
Net Assets — 100.0%		46,063,243

(a)	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

SPDR — Standard & Poor's Depositary Receipts

SSgA — State Street Global Advisors